Accounts payable and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2018
Accounts payable and accrued expenses [Abstract]
Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses at December 31, 2018 and 2017 are shown as follows:

	2018	2017
General expenses	$149,621	$143,409
Purchased services	92,176	91,122
Operating expenses	45,187	42,035
Taxes payable	11,018	1,492
Salaries and wages	1,404	1,678
Other	58,117	62,182
	$357,523	$341,918